Note 12 - Convertible Note Payable - Significant Input Assumptions of Warrant Valuation (Details) - Series D Warrants [Member]	Dec. 31, 2018
Measurement Input, Price Volatility [Member]
Measurement input	1.03
Measurement Input, Expected Term [Member]
Measurement input	5
Measurement Input, Risk Free Interest Rate [Member]
Measurement input	0.0275